Subsequent Events (Details) $ / shares in Units, T in Millions	12 Months Ended
	Jul. 31, 2026 USD ($) T $ / shares shares	Aug. 17, 2026 shares	Aug. 13, 2026 shares
Subsequent Events [Line Items]
Cash proceeds	$ 7,050,000.00
Bears interest rate	5.00%
Outstanding payables	$ 3,500,000
Net cash proceeds	3,300,000
Business combination recognized of assets	28,000
Business combination recognized of liabilities	9,300,000
Cash and cash equivalents	$ 500
Crushed aggregate stockpiles | T	1.5
Other net assets (liabilities)	$ 9,200,000
Goodwill
Other intangible assets
Common shares issued | shares	750,000
Common shares outstanding | shares	54,400,000
Pre-consolidation common shares | shares	3,000,000
Post-consolidation common share price | $ / shares	$ 7.17
Inventory	$ 5,400,000
Exercise price | $ / shares	$ 10
Outstanding amounts	$ 1,590,000
Maturity period	12 months
New PubCo [Member]
Subsequent Events [Line Items]
Common exchange shares | shares	4.45396657
Common shares issued | shares	3,014,791
Exercise price | $ / shares	$ 46
Business Combination [Member]
Subsequent Events [Line Items]
Outstanding amounts	$ 1,300,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Common shares issued | shares		13,600,000	920,147
Common shares outstanding | shares		54,400,000